Correction of Error in Previously Issued Financial Statements (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 26, 2020	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019
Revenue	$ 33,775,662	$ 44,065,882	$ 69,401,630		$ 83,735,878	$ 157,112,281	$ 119,919,169
Cost of Goods Sold	278,719	406,103		$ 558,250	1,348,645	22,989,561	1,424,358
Gross profit	17,943,605	12,826,973	34,767,663		32,219,149	58,120,974	55,450,812
General and Administrative	33,568,436	60,318,947	65,252,040		114,413,896	200,273,872	239,344,688
Sales and Marketing	217,254	3,609,997	410,639		9,392,777	10,641,912	27,548,784
Depreciation and Amortization	9,705,254	6,643,252	18,330,962		16,127,433	39,953,805	22,055,590
Realized and Unrealized Loss on Changes in Fair Value of Contingent Consideration	87,893	5,215,271	390,727		7,499,325	8,951,801	0
Impairment Expense	0	0	789,709		0	239,509,415	0
Total Expenses	44,354,733	81,492,875	69,252,112		152,440,877	505,563,839	305,491,902
Loss from Operations	(26,411,128)	(68,665,902)	(34,484,449)		(120,221,728)	(447,442,865)	(250,041,090)
Interest Expense	10,237,737	8,095,033	21,380,601		16,258,650	40,425,315	12,381,121
Interest Income	(539,855)	(265,378)	(541,065)		(634,720)	(766,035)	(701,790)
Amortization of Debt Discount and Loan Origination Fees	6,900,770	1,831,425	10,103,664		4,898,960	9,061,967	8,308,751
Change in Fair Value of Derivatives	177,879	(2,901,284)	(127,500)		(8,029,704)	(8,797,409)	(3,908,722)
Realized and Unrealized Loss (Gain) on Investments and Assets Held for Sale	1,960,871	(5,034,158)	(10,454,608)		(16,514,480)	(16,373,788)	(4,259,000)
Impairment Expenses			789,709		0	239,509,415	0
Loss on Extinguishment of Debt	943,706	660,119	11,073,361		32,230,235	44,355,401	1,164,054
Total Other Expense	19,681,108	2,385,757	31,434,453		28,208,941	67,905,451	12,984,414
Loss from Continuing Operations Before Provision for Income Taxes	(46,092,236)	(71,051,659)	(65,918,902)		(148,430,669)	(515,348,316)	(263,025,504)
Provision for Income Tax (Expense) Benefit	(23,970,469)	14,649,487	(34,309,031)		32,310,218	39,598,946	6,369,046
Net Loss from Continuing Operations	(70,062,705)	(56,402,172)	(100,227,933)		(116,120,451)	(475,749,370)	(256,656,458)
Net Loss from Discontinued Operations, Net of Taxes	1,201,766	(36,845,653)	(1,480,409)		(39,926,048)	(50,781,039)	(1,264,196)
Net Loss	(68,860,939)	(93,247,825)	(101,708,342)		(156,046,499)	(526,530,409)	(257,920,654)
Net Loss Attributable to Non-Controlling Interest	(19,165,455)	(51,997,293)	(30,092,996)		(90,573,223)	(279,266,058)	(188,840,766)
Net Loss Attributable to Shareholders of MedMen Enterprises Inc.	$ (49,695,484)	$ (41,250,532)	$ (71,615,346)		$ (65,473,276)	$ (247,264,351)	$ (69,079,888)
From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.	$ (0.11)	$ (0.02)	$ (0.17)		$ (0.13)	$ (0.73)	$ (0.64)
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.	$ 0.00	$ (0.17)	$ (0.00)		$ (0.20)	$ (0.19)	$ (0.01)
Weighted-Average Shares Outstanding - Basic and Diluted	482,903,106	220,467,070	452,806,117		196,211,921	270,418,842	105,915,105
Adjustment [Member]
Revenue						$ 0	$ 0
Cost of Goods Sold						0	0
Gross profit						0	0
General and Administrative						0	0
Sales and Marketing						0	0
Depreciation and Amortization						0	0
Realized and Unrealized Loss on Changes in Fair Value of Contingent Consideration						8,951,801	0
Impairment Expense						239,509,415	0
Loss on Disposals of Assets, Restructuring Fees and Other Expense						6,233,034	16,542,840
Total Expenses						254,694,250	16,542,840
Loss from Operations						(254,694,250)	(16,542,840)
Interest Expense						0	0
Interest Income						0	0
Amortization of Debt Discount and Loan Origination Fees						0	0
Change in Fair Value of Derivatives						0	0
Realized and Unrealized Loss (Gain) on Investments and Assets Held for Sale						0	0
Realized and Unrealized Gain on Changes in Fair Value of Contingent Consideration						(8,951,801)	0
Impairment Expenses						239,509,415	0
Loss on Disposals of Assets, Restructuring Fees and Other Expenses						(50,588,435)	(16,542,840)
Loss on Extinguishment of Debt						44,355,401	0
Total Other Expense						(254,694,250)	(16,542,840)
Loss from Continuing Operations Before Provision for Income Taxes						0	0
Provision for Income Tax (Expense) Benefit						0	0
Net Loss from Continuing Operations						0	0
Net Loss from Discontinued Operations, Net of Taxes						0	0
Net Loss						0	0
Net Loss Attributable to Non-Controlling Interest						0	0
Net Loss Attributable to Shareholders of MedMen Enterprises Inc.						$ 0	$ 0
From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.						$ 0.0	$ 0.0
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.						$ 0.0	$ 0.0
Weighted-Average Shares Outstanding - Basic and Diluted
As Corrected [Member]
Revenue						$ 157,112,281	$ 119,919,169
Cost of Goods Sold						98,991,307	64,468,357
Gross profit						58,120,974	55,450,812
General and Administrative						200,273,872	239,344,688
Sales and Marketing						10,641,912	27,548,784
Depreciation and Amortization						39,953,805	22,055,590
Realized and Unrealized Loss on Changes in Fair Value of Contingent Consideration						8,951,801	0
Impairment Expense						239,509,415	0
Loss on Disposals of Assets, Restructuring Fees and Other Expense						6,233,034	16,542,840
Total Expenses						505,563,839	305,491,902
Loss from Operations						(447,442,865)	(250,041,090)
Interest Expense						40,425,315	12,381,121
Interest Income						(766,035)	(701,790)
Amortization of Debt Discount and Loan Origination Fees						9,061,967	8,308,751
Change in Fair Value of Derivatives						(8,797,409)	(3,908,722)
Realized and Unrealized Loss (Gain) on Investments and Assets Held for Sale						(16,373,788)	(4,259,000)
Realized and Unrealized Gain on Changes in Fair Value of Contingent Consideration						0	0
Impairment Expenses						0	0
Loss on Disposals of Assets, Restructuring Fees and Other Expenses						0	0
Loss on Extinguishment of Debt						44,355,401	1,164,054
Total Other Expense						67,905,451	12,984,414
Loss from Continuing Operations Before Provision for Income Taxes						(515,348,316)	(263,025,504)
Provision for Income Tax (Expense) Benefit						39,598,946	6,369,046
Net Loss from Continuing Operations						(475,749,370)	(256,656,458)
Net Loss from Discontinued Operations, Net of Taxes						(50,781,039)	(1,264,196)
Net Loss						(526,530,409)	(257,920,654)
Net Loss Attributable to Non-Controlling Interest						(279,266,058)	(279,266,058)
Net Loss Attributable to Shareholders of MedMen Enterprises Inc.						$ (247,264,351)	$ 21,345,404
From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.						$ (0.73)	$ (0.64)
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.						$ (0.19)	$ (0.01)
Weighted-Average Shares Outstanding - Basic and Diluted						270,418,842	105,915,105
Previously Reported [Member]
Revenue						$ 157,112,281	$ 119,919,169
Cost of Goods Sold						98,991,307	64,468,357
Gross profit						58,120,974	55,450,812
General and Administrative						200,273,872	239,344,688
Sales and Marketing						10,641,912	27,548,784
Depreciation and Amortization						39,953,805	22,055,590
Realized and Unrealized Loss on Changes in Fair Value of Contingent Consideration						0	0
Impairment Expense						0	0
Loss on Disposals of Assets, Restructuring Fees and Other Expense						0	16,542,840
Total Expenses						250,869,589	288,949,062
Loss from Operations						(192,748,615)	(233,498,250)
Interest Expense						40,425,315	12,381,121
Interest Income						(766,035)	(701,790)
Amortization of Debt Discount and Loan Origination Fees						9,061,967	8,308,751
Change in Fair Value of Derivatives						(8,797,409)	(3,908,722)
Realized and Unrealized Loss (Gain) on Investments and Assets Held for Sale						(16,373,788)	(4,259,000)
Realized and Unrealized Gain on Changes in Fair Value of Contingent Consideration						8,951,801	0
Impairment Expenses						239,509,415	0
Loss on Disposals of Assets, Restructuring Fees and Other Expenses						50,588,435	0
Loss on Extinguishment of Debt						0	1,164,054
Total Other Expense						322,599,701	29,527,254
Loss from Continuing Operations Before Provision for Income Taxes						(515,348,316)	(263,025,504)
Provision for Income Tax (Expense) Benefit						39,598,946	6,369,046
Net Loss from Continuing Operations						(475,749,370)	(256,656,458)
Net Loss from Discontinued Operations, Net of Taxes						(50,781,039)	(1,264,196)
Net Loss						(526,530,409)	(257,920,654)
Net Loss Attributable to Non-Controlling Interest						(279,266,058)	(188,840,766)
Net Loss Attributable to Shareholders of MedMen Enterprises Inc.						$ (247,264,351)	$ (69,079,888)
From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.						$ (0.73)	$ (0.64)
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.						$ (0.19)	$ (0.01)
Weighted-Average Shares Outstanding - Basic and Diluted						270,418,842	105,915,105